Subsequent Events (Details) - USD ($)				1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024	Aug. 23, 2023	Apr. 17, 2023	Oct. 31, 2025	Aug. 31, 2024	Feb. 29, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Purchase of warrants (in Shares)	500,000								500,000
Warrants exercised (in Shares)
Proceeds from exercise of warrants							$ 158,000	$ 434,000	$ 1,815,000
Principal amount			$ 4,000,000
Draw funds		$ 5,000,000			$ 5,000,000	$ 5,000,000
Exercise price (in Dollars per share)	$ 2.2								$ 3.04
2025 Term Loan [Member]
Subsequent Events [Line Items]
Draw funds									$ 2,500,000
Term loan	$ 10,000,000								$ 10,000,000
Bears interest rate	8.00%								8.00%
Additional draws amount	$ 2,500,000								$ 2,500,000
Shortfall Warrants [Member]
Subsequent Events [Line Items]
Warrants exercised (in Shares)							105,000		664,883
Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)	3,874,394								3,874,394
Common Stock [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)	750,000								750,000
Principal fund	$ 2,500,000								$ 2,500,000
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)	375,000								375,000
Warrants exercised (in Shares)									664,883
GAT [Member]
Subsequent Events [Line Items]
Principal amount									$ 5,000,000
Subsequent Event [Member] | Shortfall Warrants [Member]
Subsequent Events [Line Items]
Exercise price of warrants (in Dollars per share)				$ 1.5
Warrants exercised (in Shares)				1,969,012
Proceeds from exercise of warrants				$ 2,954,000
Common Stock [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares)									1,272,055
Exercise price of warrants (in Dollars per share)	$ 4								$ 4
Exercise price (in Dollars per share)									$ 1.35
Minimum [Member] | 2025 Term Loan [Member]
Subsequent Events [Line Items]
Principal amount									$ 5
Maximum [Member] | 2025 Term Loan [Member]
Subsequent Events [Line Items]
Principal amount									$ 10,000,000
October 2025 Offering [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares)				3,007,524
Shares issued, price per share (in Dollars per share)				$ 1.33
Gross cash proceeds from issuance of shares				$ 4,000,000
Purchase of warrants (in Shares)				9,022,572
Exercise price of warrants (in Dollars per share)				$ 1.33
Number of warrants used for every share to be purchased (in Shares)				3
October 2025 Offering [Member] | Subsequent Event [Member] | Placement Agent [Member]
Subsequent Events [Line Items]
Offering costs				$ 426,000
October 2025 Offering [Member] | Subsequent Event [Member] | Placement Agent [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)				225,564
Exercise price of warrants (in Dollars per share)				$ 1.6625